BORROWINGS	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
BORROWINGS	BORROWINGS

In millions	March 31, 2025	December 31, 2024
Non-current borrowings	$791.2	$790.8
Other borrowings	137.4	136.5
Total	$928.6	$927.3
Non-current borrowings
Senior Secured Notes
On February 16, 2024, Amer Sports Company (the “Issuer”), our wholly owned subsidiary, entered into an indenture (the “Indenture”) with The Bank of New York Mellon, as trustee, Wilmington Trust (London) Limited, as notes collateral agent, and the guarantors party thereto, pursuant to which the Issuer issued $800.0 million principal amount of 6.75% senior secured notes (the “Notes”). Pursuant to the Indenture, the Notes will mature on February 16, 2031.
Other borrowings
China Facilities
On September 2, 2024, Amer Sports Shanghai Trading Ltd., our wholly owned subsidiary, entered into a CNY 500 million unsecured working capital line of credit with China Merchants Bank Co., Ltd (the “September China Facility”), which bears interest at 3.0%. The line of credit expires in September 2025. As of March 31, 2025, $68.7 million (based on the CNY/USD exchange rate on March 31, 2025), the full amount of the line of credit under the September China Facility was outstanding and included in Other Borrowings on the unaudited condensed consolidated interim statement of financial position.
On November 19, 2024, Amer Sports Shanghai Trading Ltd., our wholly owned subsidiary, entered into an additional CNY 500 million unsecured working capital line of credit with Bank of China Limited (the “November China Facility”, and together with the September China Facility, the “China Facilities”), which bears interest at the one-year China Loan Prime Rate less 50 basis points, equivalent to 2.6% at the time of withdrawal on November 22, 2024. The line of credit expires in November 2025. As of March 31, 2025, $68.7 million (based on the CNY/USD exchange rate on March 31, 2025), the full amount of the line of credit under the November China Facility was outstanding and included in Other Borrowings on the unaudited condensed consolidated interim statement of financial position.
Undrawn credit facilities
As of March 31, 2025, there were no borrowings drawn on the Revolving Credit Facility (“RCF”) or the Standard Chartered Bank Facility. For further discussion of these facilities, refer to Note 19. Borrowings in the Company’s annual report on Form 20-F for the year ended December 31, 2024.